Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
12.	Intangible assets, net
The following table summarizes the Group’s intangible assets:

	December 31,
	2019	2020
	RMB	RMB
Gross carrying amount
Copyrights of video content	30,021	83,865
License	32,000	32,000
Software	3,125	11,142
Domain name s	5,120	5,283
Trademark	1,132	1,132

Total of gross carrying amount	71,398	133,422

Less: accumulated amortization
Copyrights of video content	(17,689)	(53,262)
License	(3,556)	(5,689)
Software	(2,756)	(8,728)
Domain names	(1,613)	(2,022)
Trademark	(699)	(925)

Total accumulated amortization	(26,313)	(70,626)

Intangible assets, net	45,085	62,796

Amortization expense for the years ended December 31, 2018, 2019 and 2020 were RMB8,224, RMB17,080 and RMB44,362, respectively.
As of December 31, 2020, intangible assets amortization expense for future years is expected to be as follows:

Year ended December 31,	Amortization expense of intangible assets
RMB
2021	22,782
2022	11,308
2023	6,453
2024	2,503
2025	2,503
The weighted average amortization periods of intangible assets as of December 31, 2019 and 2020 are as below:

December 31,
	2019	2020
Copyrights of video content	2 years	2 years
License	15 years	15 years
Software	1 year	2 years
Domain names	15 years	15 years
Trademark	5 years	5 years